iShares
®
U.S. Home Construction ETF
Schedule of Investments
(unaudited)
June 30, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Building Products  —  15 .8%
American Woodmark Corp.
(a)
.................. 55,834 $ 2,979,860
Builders FirstSource, Inc.
(a) (b)
.................. 415,916 48,533,238
Fortune Brands Innovations, Inc. ............... 452,598 23,299,745
Gibraltar Industries, Inc.
(a)
.................... 110,985 6,548,115
Griffon Corp. ............................. 146,899 10,631,081
Hayward Holdings, Inc.
(a) (b)
.................... 537,277 7,414,423
JELD-WEN Holding, Inc.
(a) (b)
................... 321,045 1,258,496
Lennox International, Inc. .................... 120,200 68,903,448
Masco Corp. ............................. 793,922 51,096,820
Masterbrand, Inc.
(a)
........................ 477,006 5,213,675
Owens Corning ........................... 320,111 44,021,665
Quanex Building Products Corp. ................ 176,802 3,341,558
Simpson Manufacturing Co., Inc.
(b)
.............. 157,428 24,450,143
Trex Co., Inc.
(a) (b)
.......................... 403,574 21,946,354
UFP Industries, Inc. ........................ 227,308 22,585,323
342,223,944
a
Construction Materials  —  1 .2%
Eagle Materials, Inc. ........................ 125,288 25,321,958
a
Home Furnishings  —  1 .5%
Ethan Allen Interiors, Inc. .................... 85,184 2,372,374
La-Z-Boy, Inc. ............................ 155,397 5,776,106
Leggett & Platt, Inc. ........................ 508,657 4,537,220
Mohawk Industries, Inc.
(a)
.................... 195,317 20,477,034
33,162,734
a
Home Improvement Retail  —  10 .3%
Floor & Decor Holdings, Inc. , Class A
(a) (b)
.......... 405,002 30,763,952
Home Depot, Inc. (The) ..................... 266,773 97,809,653
Lowe's Companies, Inc. ..................... 433,959 96,282,483
224,856,088
a
Homebuilding  —  65 .4%
Beazer Homes USA, Inc.
(a) (b)
.................. 241,483 5,401,975
Cavco Industries, Inc.
(a) (b)
..................... 69,469 30,179,418
Century Communities, Inc. ................... 233,042 13,124,925
Champion Homes, Inc.
(a)
..................... 456,832 28,602,252
DR Horton, Inc. ........................... 2,396,680 308,979,985
Dream Finders Homes, Inc. , Class A
(a) (b)
........... 248,513 6,245,132
Green Brick Partners, Inc.
(a)
................... 262,759 16,522,286
Security Shares Value
a
Homebuilding (continued)
Hovnanian Enterprises, Inc. , Class A
(a)
............ 40,084 $ 4,190,782
Installed Building Products, Inc.
(b)
............... 197,530 35,618,610
KB Home ............................... 621,948 32,944,586
Lennar Corp. , Class A ....................... 2,012,912 222,648,197
Lennar Corp. , Class B ...................... 93,173 9,806,458
LGI Homes, Inc.
(a) (b)
........................ 178,201 9,180,916
M/I Homes, Inc.
(a)
.......................... 232,196 26,033,815
Meritage Homes Corp. ...................... 622,724 41,703,826
NVR, Inc.
(a)
.............................. 25,347 187,204,324
PulteGroup, Inc. .......................... 1,737,579 183,245,081
Taylor Morrison Home Corp.
(a)
................. 870,089 53,440,866
Toll Brothers, Inc. .......................... 862,068 98,387,821
TopBuild Corp.
(a) (b)
......................... 246,348 79,752,702
Tri Pointe Homes, Inc.
(a)
..................... 786,016 25,113,211
1,418,327,168
a
Homefurnishing Retail  —  0 .1%
Arhaus, Inc. , Class A
(a)
...................... 202,558 1,756,178
a
Specialty Chemicals  —  4 .2%
Sherwin-Williams Co. (The) ................... 269,243 92,447,276
a
Total Long-Term Investments — 98.5%
(Cost: $ 2,783,725,679 ) ............................... 2,138,095,346
a
Short-Term Securities
Money Market Funds  —  4 .1%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.47%
(c) (d) (e)
............................ 85,788,294 85,822,610
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(c) (d)
............................. 2,197,043 2,197,043
a
Total Short-Term Securities — 4.1%
(Cost: $ 88,011,267 ) ................................. 88,019,653
Total Investments — 102.6%
(Cost: $ 2,871,736,946 ) ............................... 2,226,114,999
Liabilities in Excess of Other Assets — ( 2 .6 ) % ............... (56,320,067)
Net Assets — 100.0% ................................. $ 2,169,794,932
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
  Shares Held
at 06/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 53,138,348  $ 32,692,135
(a)
$ —  $ (8,972) $ 1,099  $ 85,822,610  85,788,294  $ 30,623
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 4,921,347  —  (2,724,304)
(a)
—  —  2,197,043  2,197,043  42,915  —
$ (8,972) $ 1,099
$ 88,019,653
$ 73,538  $ —

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
U.S. Home Construction ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P MidCap 400 Index ............................................................. 6 09/19/25 $ 1,875 $ 31,930
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,138,095,346  $ —  $ —  $ 2,138,095,346
Short-Term Securities
Money Market Funds ...................................... 88,019,653  —  —  88,019,653
$ 2,226,114,999  $ —  $ —  $ 2,226,114,999
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 31,930  $ —  $ —  $ 31,930
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.